UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-02575

Morgan Stanley Liquid Asset Fund Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2007

Date of reporting period:	November 30, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley  Liquid Asset Fund Inc.

Portfolio of Investments • November 30, 2006 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS		PURCHASE	DATE	VALUE
	Commercial Paper (96.8%)
	Asset-Backed - Auto (0.7%)
$100,000	DaimlerChrysler Revolving Auto Conduit LLC Series I	5.30 - 5.31%	12/13/06-02/08/07	$99,409,375

	Banking (7.0%)
350,000	Bank of America Corp.	5.30	01/02/07	348,372,889
632,000	Citigroup Funding Inc.	5.29-5.48	12/14/06-03/12/07	625,857,235
				974,230,124
	Finance- Automotive (1.6%)
225,000	Toyota Motor Credit Corp.	5.30-5.44	12/26/06-03/13/07	222,663,811

	Finance- Consumer (1.9%)
265,000	HSBC Finance Corp.	5.31-5.33	02/16/07-03/19/07	261,753,594

	Financial Conglomerates (4.5%)
626,000	General Electric Capital Corp.	5.28-5.49	12/08/06-03/12/07	623,065,946

	Insurance (1.5%)
205,000	Prudential Funding LLC	5.27	12/21/06	204,403,792

	International Banks (79.6%)
300,000	ANZ (DE) Inc.	5.30-5.35	12/05/06-01/16/07	298,895,722
491,000	Abbey National North America LLC	5.27-5.33	12/19/06-03/02/07	488,108,257
625,000	BNP Paribas Finance, Inc.	5.26-5.34	12/01/06-02/26/07	619,892,875
602,000	Barclays U.S. Funding Corp.	5.29-5.36	12/18/06-02/28/07	597,302,411
645,000	CBA (Delaware) Finance Inc.	5.30-5.32	12/14/06-02/21/07	640,978,137
597,000	Calyon North America, Inc.	5.27-5.32	12/05/06-03/14/07	594,060,111
250,000	Deutsche Bank Financial LLC	5.32	01/24/07	248,031,250
452,000	Dexia Delaware LLC	5.29-5.31	12/21/06-02/13/07	448,407,118
432,000	DnB NOR Bank ASA	5.34-5.36	12/28/06-01/08/07	429,926,389
595,000	Fortis Banque Luxembourg	5.31-5.38	12/08/06-02/22/07	590,950,060
371,000	HBOS Treasury Services plc	5.31-5.33	12/05/06-02/14/07	368,565,581
648,000	ING (U.S.) Funding LLC	5.28-5.55	12/11/06-01/26/07	645,131,092
175,000	Lloyds TSB Bank plc	5.29	02/28/2007	172,743,788
500,000	Natexis Banques Populaires U.S. Finance Co. LLC	5.30-5.32	12/22/06-01/19/07	497,457,153
556,000	Nordea North America, Inc.	5.29-5.30	01/17/07-03/23/07	550,329,823
206,000	Rabobank USA Financial Corp.	5.28-5.30	01/23/07-03/01/07	203,781,049
350,000	Royal Bank of Canada	5.30	02/21/07-02/27/07	345,699,333
650,000	Royal Bank of Scotland plc	5.28-5.35	12/04/06-01/31/07	646,479,738
700,000	Sanpaolo IMI U.S. Financial Co.	5.30-5.33	12/20/06-01/26/07	696,803,736
596,000	Societe Generale N.A., Inc.	5.30-5.34	01/04/07-03/29/07	590,245,169
25,000	Spintab AB	5.36	12/21/06	24,926,805
150,000	Svenska Handelsbanken Inc.	5.32	03/08/07	147,886,208
603,000	Swedbank	5.29-5.33	12/04/06-02/23/07	598,454,716
613,000	UBS Finance (Delaware) LLC	5.28-5.35	12/14/06-01/25/07	609,543,797

				11,054,600,318

	Total Commercial Paper (Cost $13,440,126,960)			13,440,126,960

	Certificate of Deposit (1.4%)
200,000	First Tennessee Bank, N.A. (Cost $200,000,000)	5.30	12/27/06	200,000,000

	U.S. Government Agencies (0.8%)
25,000	Federal National Mortgage Assoc.	5.44	12/20/06	24,930,136
81,000	Freddie Mac	4.95-5.26	12/01/06-12/29/06	80,817,665

	Total U.S. Government Agencies (Cost $105,747,801)			105,747,801

	Short-Term Bank Note (1.4%)
200,000	LaSalle Bank, N.A. (Cost $200,000,000)	5.29	12/07/06	200,000,000

	Total Investments (Cost $13,945,874,761) (a)		100.4%	13,945,874,761

	Liabilities in Excess of Other Assets		(0.4)	(51,900,283)

	Net Assets		100.0%	$13,893,974,478

(a)                               Cost is the same for federal income tax purposes.

See Notes to Financial Statements

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 18, 2007